Segment reporting - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 655,295	€ 667,010	€ 1,320,658	€ 908,019	€ 476,040
North America [Member]
Disclosure of operating segments [line items]
Revenue	293,177	322,593	593,652	420,613	122,070
CANADA | North America [Member]
Disclosure of operating segments [line items]
Revenue	292,300	323,200	€ 592,400	€ 420,600	€ 122,100
SOUTH AFRICA | North America [Member]
Disclosure of operating segments [line items]
Revenue	80,100	45,100
INDIA | North America [Member]
Disclosure of operating segments [line items]
Revenue	€ 78,600	€ 63,400